Segment Information - Net Revenues by Product Segment and by Product Line (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Net revenues	$ 10,219	$ 9,556	$ 9,664
Product Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	10,206	9,543	9,650
Automotive and Discrete Group (ADG) [Member] | Product Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	3,284	3,606	3,556
Analog, MEMS & Sensors Group (AMS) [Member] | Product Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	3,892	3,299	3,154
Microcontrollers and Digital ICs Group (MDG) [Member] | Product Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	3,030	2,638	2,940
Others [Member]
Segment Reporting Information [Line Items]
Net revenues	$ 13	$ 13	$ 14